Variable Interest Entities (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Variable Interest Entities

3. Variable Interest Entities

In the normal course of business, the Company is involved with various entities that are considered to be VIEs.  A VIE is an entity that has either a total investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest under the voting interest model of consolidation.  The Company is required to consolidate any VIE for which it is determined to be the primary beneficiary.  The primary beneficiary is the entity that has the power to direct those activities of the VIE that most significantly impact the VIEs’ economic performance and has the obligation to absorb losses from or the right to receive benefits from the VIE that could potentially be significant to the VIE.  The Company reviews all significant interests in the VIEs it is involved with including consideration of the activities of the VIEs that most significantly impact the VIEs’ economic performance and whether the Company has control over those activities.  On an ongoing basis, the Company assesses whether or not it is the primary beneficiary of a VIE.

As a result of adopting ASC 810, the Company was deemed to be the primary beneficiary of the VIEs used to securitize its finance receivables (“VIE finance receivables”).  The Company elected the fair value option with respect to assets and liabilities in its securitization VIEs as part of their initial consolidation on January 1, 2010.

The debt issued by the Company’s securitization VIEs is reported on the Company’s consolidated balance sheets as long-term debt issued by securitization and permanent financing trusts, at fair market value (“VIE securitization debt”).  The VIE securitization debt is recourse solely to the VIE finance receivables held by such special purpose entities (Note 5 and 6) and thus is non-recourse to the other consolidated subsidiaries. The VIEs will continue in operation until all securitization debt is paid and all residual cash flows are collected. As a result of the long lives of many finance receivables purchased and securitized by the Company, most consolidated VIEs have expected lives in excess of twenty years.

4. Variable Interest Entities

In the normal course of business, the Company is involved with various entities that are considered to be VIEs. A VIE is an entity that has either a total investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest under the voting interest model of consolidation. The Company is required to consolidate any VIE for which it is determined to be the primary beneficiary. The primary beneficiary is the entity that has the power to direct those activities of the VIE that most significantly impact the VIEs’ economic performance and has the obligation to absorb losses from or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company reviews all significant interests in the VIEs it is involved with including consideration of the activities of the VIEs that most significantly impact the VIEs’ economic performance and whether the Company has control over those activities. On an ongoing basis, the Company assesses whether or not it is the primary beneficiary of a VIE.

As a result of adopting ASC 810, the Company was deemed to be the primary beneficiary of the VIEs used to securitize its finance receivables (“VIE finance receivables”). The Company elected the fair value option with respect to assets and liabilities in its securitization VIEs as part of their initial consolidation on January 1, 2010.

The debt issued by the Company’s securitization VIEs is reported on the Company’s consolidated balance sheets as long-term debt issued by securitization and permanent financing trusts, at fair market value (“VIE securitization debt”). The VIE securitization debt is recourse solely to the VIE finance receivables held by such SPEs (Note 6 and 7) and thus is non-recourse to the other consolidated subsidiaries. The VIEs will continue in operation until all securitization debt is paid and all residual cash flows are collected. As a result of the long lives of many finance receivables purchased and securitized by the Company, most consolidated VIEs have expected lives in excess of twenty years.